Segment Information (Tables)	3 Months Ended
Dec. 31, 2012
Segment Information
Schedule of business segment financial data

Business segment financial data is as follows (in millions):

	Three months ended December 31,
	2012	2011

		(As restated)
Sales:
Transportation Systems	$118.6	$125.8
Mission Support Services	113.4	107.5
Defense Systems	81.2	83.3
Other	0.2	0.2

Total sales	$313.4	$316.8

Operating income (loss):
Transportation Systems	$13.2	$17.9
Mission Support Services	4.2	4.5
Defense Systems	1.2	6.0
Unallocated corporate expenses and other	(0.4)	(0.6)

Total operating income	$18.2	$27.8

Depreciation and amortization:
Transportation Systems	$0.5	$0.9
Mission Support Services	3.1	3.5
Defense Systems	0.8	1.2
Other	0.3	0.2

Total depreciation and amortization	$4.7	$5.8